SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
•	Furniture and fixtures	straight line over 4 Years
•	Office and communications equipment	straight line over 4 Years
•	Vehicles	straight line over 4 Years
•	Field camps and equipment	straight line over 4 Years
•	Right-of-use asset	straight line over the shorter of the estimated useful life of the asset or the lease term
•	Leasehold improvements	straight line over the lease term
•	Buildings	straight line over 25 Years